SHARE BASED COMPENSATION (Summary of Stock Option Activity) (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Number of Options
Stock options outstanding at beginning	1,775,417
Exercised	(1,672,350)
Stock options outstanding at end	103,067	1,775,417
Stock options exercisable at end	103,067
Weighted Average Exercise Price
Stock options outstanding at beginning (in dollars per share)	$ 0.59
Granted	0
Exercised	0.59
Stock options outstanding at end (in dollars per share)	0.59	$ 0.59
Stock options exercisable at end (in dollars per share)	$ 0.59
Weighted Average Remaining Contract Life
Options outstanding	2 years 29 days	2 years 8 months 26 days
Options exercisable	2 years 29 days
Weighted Average Grant Date Fair Value
Options outstanding at beginning (in dollars per share)	$ 0.58	$ 0.73
Exercised (in dollars per share)	0.74
Options outstanding at end (in dollars per share)	0.58	$ 0.73
Options exercisable (in dollars per share)	$ 0.58
Aggregate Intrinsic Value
Options outstanding	$ 735	$ 13,261
Options exercised	19,410
Options exercisable	$ 735